Document and Entity Information	Feb. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	WORLD QUANTUM GROWTH ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40728
Entity Tax Identification Number	98-1588038
Entity Address, Address Line One	PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KYI-1104
City Area Code	345
Local Phone Number	949 8066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001851174
Units [Member]
Document Information [Line Items]
Title of each class	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	WQGA.U
Name of each exchange on which registered	NYSE
Class A Ordinary Shares, $0.0001 par value [Member]
Document Information [Line Items]
Title of each class	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	WQGA
Name of each exchange on which registered	NYSE
Redeemable Warrants [Member]
Document Information [Line Items]
Title of each class	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	WQGA WS
Name of each exchange on which registered	NYSE